Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash	$ 12,793	$ 672,769	$ 100,760
Due from related parties	2,592	17,800
Prepaid expenses and other current assets	76,669	18,968
Total Current Assets	92,054	709,537	100,760
OTHER ASSETS:
Property and equipment, net	10,153	10,702
Security deposit	6,400	6,400
TOTAL ASSETS	108,607	726,639	100,760
CURRENT LIABILITIES:
Loans payable - related party			46,100
Line of credit	57,741	49,708	34,981
Accounts payable	133,939	102,273
Accrued liabilities	68,480	19,277
Derivative liability	180,506
Convertible promissory note, Net	4,167
Payroll liabilities			18,474
Accounts payable and accrued liabilities		121,550	140,028
Total Current Liabilities	444,833	171,258	239,583
STOCKHOLDERS' EQUITY:
Common stock	5,744	5,711	4,700
Additional paid-in capital	1,811,557	1,678,789	(4,700)
Accumulated deficit	(2,153,627)	(1,129,219)	(138,823)
Total Stockholders' Equity	(336,226)	555,381	(138,823)
Total Liabilities and Stockholders' Equity	108,607	726,639	100,760
Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred stock	$ 100	100
Total Stockholders' Equity		$ 100